Average Annual Total Returns - FidelityMagellanFund-KPRO - FidelityMagellanFund-KPRO - Fidelity Magellan Fund	May 28, 2022
Fidelity Magellan Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	26.98%
Past 5 years	20.70%
Past 10 years	17.78%
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%